Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Classes of Intangible Assets

Intangible assets as of December 31, 2013 and December 31, 2012 consisted of the following (in thousands):

	Weighted Average Amortization Period	December 31, 2013
		COST	Accumulated Amortization	Net
Support Vector Machine (SVM) technology	108 months	$500	$112	$388

Laboratory developed test (LDT) technology	164 months	$1,482	$188	$1,294

Flow Cytometry and Cytogenetics technology	202 months	$1,000	$105	$895

Total		$2,982	$405	$2,577

	Weighted Average Amortization Period	December 31, 2012
		COST	Accumulated Amortization	Net
Support Vector Machine (SVM) technology	108 months	$500	$56	$444

Laboratory developed test (LDT) technology	164 months	$1,482	$81	$1,401

Flow Cytometry and Cytogenetics technology	202 months	$1,000	$45	$955

Total		$2,982	$182	$2,800

Straight-Line Amortization Expense of Intangibles as a Research and Development Expense

We recorded straight-line amortization expense of intangibles as a research and development expense in the consolidated statement of operations in each period is as follows (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Amortization of intangible assets	223	182	—

Estimated Amortization Expense

The estimated amortization expense related to amortizable intangible assets for each of the five succeeding fiscal years and thereafter as of December 31, 2013 is as follows (in thousands):

Years Ending December 31,
2014	$223
2015	223
2016	223
2017	223
2018	223
Thereafter	1,462

Total	$2,577